Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consists of the following as of:

	June 30, 2016	December 31, 2015
Patents	$432,985	$432,820
Less accumulated amortization	(229,626)	(217,342)
	203,359	215,478
Patents pending	228,826	209,019
Total intangible assets, net	$432,185	$424,497

Intangible assets, net, consists of the following as of:

	December 31, 2015	December 31, 2014
Patents	$432,820	$393,370
Less accumulated amortization	(217,342)	(200,272)
	215,478	193,098
Patents pending	209,019	226,420
Total intangible assets, net	$424,497	$419,518